Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)

Common Stocks 99.0%
Australia 4.0%
BGP Holdings PLC* (a)	11,394,023	48,654
Dexus	162,835	1,326,833
GPT Group	666,722	2,570,042
Mirvac Group	1,482,431	2,743,502
Scentre Group	1,348,932	3,061,279
Shopping Centres Australasia Property Group	588,567	1,276,414
(Cost $9,215,719)		11,026,724
Belgium 1.1%
Aedifica SA	8,404	1,057,449
VGP NV	2,589	667,404
Warehouses De Pauw CVA	32,062	1,387,242
(Cost $2,098,365)		3,112,095
Canada 3.7%
Canadian Apartment Properties REIT (b)	47,073	2,020,130
Granite Real Estate Investment Trust	34,816	2,684,131
RioCan Real Estate Investment Trust	121,170	2,445,402
Tricon Residential, Inc.	112,412	1,786,687
Tricon Residential, Inc.	72,138	1,145,551
(Cost $7,416,390)		10,081,901
France 1.4%
ICADE	15,736	1,010,369
Unibail-Rodamco-Westfield*	36,615	2,747,261
(Cost $3,234,811)		3,757,630
Germany 2.8%
Vonovia SE (Cost $5,755,116)	164,708	7,680,018
Hong Kong 4.1%
CK Asset Holdings Ltd.	396,820	2,711,849
ESR Cayman Ltd. 144A*	144,400	446,535
Hongkong Land Holdings Ltd.	26,900	131,529
Link REIT	337,725	2,877,130
Sun Hung Kai Properties Ltd.	259,000	3,072,864
Swire Properties Ltd.	323,200	800,217
Wharf Real Estate Investment Co., Ltd.	215,000	1,063,587
Yuexiu Real Estate Investment Trust	418,000	179,658
(Cost $9,505,864)		11,283,369
Japan 8.2%
Activia Properties, Inc.	817	2,848,644
Global One Real Estate Investment Corp.	1,003	922,900
Hulic Reit, Inc.	987	1,349,340
Industrial & Infrastructure Fund Investment Corp.	673	1,020,541

Japan Excellent, Inc.	693	767,654
Keihanshin Building Co., Ltd.	81,800	1,003,091
Kenedix Retail REIT Corp.	815	1,873,286
LaSalle Logiport REIT	563	810,039
Mitsubishi Estate Co., Ltd.	223,200	3,312,975
Mitsui Fudosan Co., Ltd.	101,100	2,155,860
Mori Trust Hotel Reit, Inc.	1,380	1,433,787
Mori Trust Sogo Reit, Inc.	1,502	1,762,473
Nippon Prologis REIT, Inc.	277	810,208
Samty Residential Investment Corp.	1,113	1,150,638
TOC Co., Ltd.	39,800	216,209
Tokyu Fudosan Holdings Corp.	186,600	1,024,946
(Cost $22,021,941)		22,462,591
Netherlands 0.3%
CTP NV 144A* (Cost $890,481)	42,127	707,670
Singapore 3.2%
ARA LOGOS Logistics Trust	335,400	209,882
Ascott Residence Trust (Units)	781,900	649,830
CapitaLand China Trust	550,000	490,137
CapitaLand Integrated Commercial Trust	1,096,857	1,814,793
Capitaland Investment Ltd.*	615,819	1,805,945
City Developments Ltd.	204,600	1,183,251
Daiwa House Logistics Trust*	957,764	597,439
Lendlease Global Commercial REIT	1,282,100	730,955
Mapletree Logistics Trust	965,983	1,314,132
(Cost $8,015,500)		8,796,364
Spain 0.6%
Arima Real Estate SOCIMI SA*	48,000	520,816
Inmobiliaria Colonial Socimi SA	135,044	1,226,637
(Cost $1,742,138)		1,747,453
Sweden 2.4%
Castellum AB (b)	85,010	2,104,855
Fabege AB (b)	138,394	2,045,150
Fastighets AB Balder "B"*	34,499	2,271,711
(Cost $3,351,817)		6,421,716
United Kingdom 5.8%
Big Yellow Group PLC	71,730	1,455,252
British Land Co. PLC (b)	492,899	3,425,231
Derwent London PLC	28,028	1,180,710
Grainger PLC	503,334	1,921,210
Life Science Reit PLC*	323,363	425,203
Segro PLC	220,700	3,902,163
The PRS REIT PLC	348,718	492,630
Tritax EuroBox PLC 144A	315,478	437,009
Tritax EuroBox PLC 144A	241,295	332,148
UNITE Group PLC	144,907	2,197,130
(Cost $10,571,490)		15,768,686
United States 61.4%
Agree Realty Corp. (REIT)	59,634	3,957,312
American Homes 4 Rent "A", (REIT)	95,796	3,834,714

Apartment Income REIT Corp. (REIT)	98,880	5,286,125
Apple Hospitality REIT, Inc. (REIT)	93,045	1,672,019
AvalonBay Communities, Inc. (REIT)	49,567	12,310,956
Boston Properties, Inc. (REIT)	61,188	7,881,014
Brixmor Property Group, Inc. (REIT)	109,234	2,819,330
Digital Realty Trust, Inc. (REIT)	53,951	7,650,252
EastGroup Properties, Inc. (REIT)	24,954	5,072,649
Equinix, Inc. (REIT)	6,458	4,789,382
Essential Properties Realty Trust, Inc. (REIT)	137,579	3,480,749
First Industrial Realty Trust, Inc. (REIT)	56,700	3,510,297
Healthpeak Properties, Inc. (REIT)	141,564	4,859,892
Independence Realty Trust, Inc. (REIT) (b)	124,911	3,302,647
Kilroy Realty Corp. (REIT)	31,354	2,396,073
Kimco Realty Corp. (REIT)	262,120	6,474,368
Kite Realty Group Trust (REIT)	171,598	3,907,286
Life Storage, Inc. (REIT)	50,832	7,138,408
Mid-America Apartment Communities, Inc. (REIT)	31,970	6,696,116
NETSTREIT Corp. (REIT) (b)	75,560	1,695,566
Omega Healthcare Investors, Inc. (REIT)	94,464	2,943,498
Prologis, Inc. (REIT)	110,388	17,825,414
Public Storage (REIT)	26,471	10,331,102
Ryman Hospitality Properties, Inc. (REIT)*	47,388	4,396,185
SBA Communications Corp. (REIT)	5,370	1,847,817
Simon Property Group, Inc. (REIT)	31,407	4,131,905
SL Green Realty Corp. (REIT) (b)	31,300	2,540,934
STAG Industrial, Inc. (REIT)	71,271	2,947,056
Sun Communities, Inc. (REIT) (b)	23,963	4,200,474
Sunstone Hotel Investors, Inc. (REIT)*	128,083	1,508,818
Ventas, Inc. (REIT)	107,266	6,624,748
Welltower, Inc. (REIT)	101,514	9,759,556
(Cost $124,689,744)		167,792,662
Total Common Stocks (Cost $208,509,376)		270,638,879

Rights 0.0%
Singapore
Lendlease Global Commercial REIT, Expiration Date 4/12/2022* (Cost $0)	534,934	20,806

Securities Lending Collateral 6.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (c) (d) (Cost $16,849,881)	16,849,881	16,849,881

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.28% (c) (Cost $2,806,671)	2,806,671	2,806,671

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $228,165,928)	106.2	290,316,237
Other Assets and Liabilities, Net	(6.2)	(16,898,985)
Net Assets	100.0	273,417,252
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 6.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (c) (d)
13,407,716	3,442,165 (e)	—	—	—	2,553	—	16,849,881	16,849,881
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.28% (c)
1,488,002	38,252,484	36,933,815	—	—	1,024	—	2,806,671	2,806,671
14,895,718	41,694,649	36,933,815	—	—	3,577	—	19,656,552	19,656,552
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $19,533,564, which is 7.1% of net assets.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,803,883.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CVA: Certificaten Van Aandelen (Certificate of Stock)
REIT: Real Estate Investment Trust

At March 31, 2022 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Diversified	53,780,010	20%
Apartments	41,958,620	15%
Industrial	34,761,326	13%
Shopping Centers	27,423,263	10%
Health Care	24,187,694	9%
Office	21,744,132	8%
Storage	20,521,886	8%
Real Estate Services	14,938,656	5%
Hotels	9,660,639	4%
Financials	5,286,125	2%
Regional Malls	4,622,042	2%
Manufactured Homes	4,200,474	2%
Specialty Services	4,005,966	1%
Retail	3,568,852	1%
Total	270,659,685	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$10,978,070	$48,654	$11,026,724
Belgium	—	3,112,095	—	3,112,095
Canada	10,081,901	—	—	10,081,901
France	—	3,757,630	—	3,757,630
Germany	—	7,680,018	—	7,680,018
Hong Kong	—	11,283,369	—	11,283,369
Japan	—	22,462,591	—	22,462,591
Netherlands	—	707,670	—	707,670
Singapore	—	8,796,364	—	8,796,364
Spain	—	1,747,453	—	1,747,453
Sweden	—	6,421,716	—	6,421,716
United Kingdom	—	15,768,686	—	15,768,686
United States	167,792,662	—	—	167,792,662
Rights	—	20,806	—	20,806
Short-Term Investments (a)	19,656,552	—	—	19,656,552
Total	$197,531,115	$92,736,468	$48,654	$290,316,237
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGRESF-PH1
R-080548-1 (1/23)